Private Placement (Details)			1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 17, 2023 USD ($) shares	Jul. 13, 2023 USD ($) Y installment $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($)	Sep. 30, 2024 USD ($) Y $ / shares shares	Sep. 30, 2024 USD ($) Y $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 13, 2024 USD ($)	Oct. 13, 2024 USD ($)	Oct. 11, 2024 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Private Placement
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001				$ 0.0001
Proceeds from Private Placement, net of transactions costs				$ 15,000,000			$ 15,000,003	$ 15,000,003
Exercise price of warrants | $ / shares		$ 2.25	$ 14.93		$ 14.49	$ 14.49		$ 14.93				$ 105.85	$ 105.85
Number of equal monthly installments for redemption of preferred stock | installment		13
Number of trading days immediately prior to amortization payment is due considered for calculating conversion price		30 days
Common Stock issued for services (in shares) | shares			348,711					348,711
Aggregate common shares in percent			5.00%					5.00%
Preferred stock, dividend accrued rate per annum		15.00%
Warrants term			5 years					5 years
Maximum percentage of outstanding shares approved for issuance in accordance with Nasdaq stock market rules		19.99%
Percentage of interest on issued and our outstanding Common Stock		29.00%
Embedded Derivative Liability, Measurement Input			0.14		0.125	0.125		0.14
Accrued dividends payable			$ 821,456					$ 821,456
Cash premium								(264,723)
Preferred dividends at the stated dividend rate					$ 236,821	$ 991,783		556,733
Dividends, Preferred Stock					453,359	1,265,662
Reversal dividends payable of temporary equity at stated value					216,538	273,879
Subsequent Events
Private Placement
Cash and cash equivalents									$ 1,500,000	$ 1,500,000
Embedded derivative instrument
Private Placement
Fair value of the bifurcated embedded derivative			$ 3,550,000		0	0		$ 3,550,000
Embedded Derivative Liability, Measurement Input			1.15					1.15
Derivative, Gain on Derivative					$ 202,000	$ 3,550,000		$ 2,590,000
Fair value of our common stock
Private Placement
Embedded Derivative Liability, Measurement Input		3.54	1.41		0.0036	0.0036		1.41
Equity volatility
Private Placement
Embedded Derivative Liability, Measurement Input		1.65
Equity volatility | Embedded derivative instrument
Private Placement
Embedded Derivative Liability, Measurement Input					0.60	0.60
Traded volume volatility
Private Placement
Embedded Derivative Liability, Measurement Input		7.90	4.35		2.30	2.30		4.35
Expected term
Private Placement
Embedded Derivative Liability, Measurement Input		1.38	0.92		0.17	0.17		0.92
Risk-free interest rate
Private Placement
Embedded Derivative Liability, Measurement Input		5	0.049		0.0483	0.0483		0.049
Discount Rate
Private Placement
Embedded Derivative Liability, Measurement Input		0.081
Dividend yield
Private Placement
Embedded Derivative Liability, Measurement Input		0.08	0.08		0.08	0.08		0.08
Penalty dividend rate
Private Placement
Embedded Derivative Liability, Measurement Input		0.15	0.15		0.15	0.15		0.15
Probability of default
Private Placement
Embedded Derivative Liability, Measurement Input		0.097	0.101		0.04	0.04		0.101
Private Placement
Private Placement
Transaction costs		$ 2,855,000
Payment of equity issuance costs		1,260,000
Transaction costs incurred		$ 1,595,000						$ 2,855,000
Private Placement | Placement Agent
Private Placement
Warrants to purchase shares of common stock | shares	533,334
Cash fee (Percentage)	8.00%
Series A Preferred Stock
Private Placement
Exercise price of warrants | $ / shares		$ 2.25
Number of equal monthly installments for redemption of preferred stock | installment		13
Minimum trading days after the date that initial registration statement for considering first trading day of the calendar month		25 days
Percentage of redemptions payable in cash on installment redemption amount		107.00%
Percentage of the average of three lowest closing prices of common stock during the thirty trading day period immediately prior to amortization payment is due		80.00%
Number of trading days immediately prior to amortization payment is due considered for calculating conversion price		30 days
Conversion price for valuation of common stock | $ / shares		$ 0.396
Percentage of minimum price		20.00%
Common stock closing price per share limit for conversion of stock for 20 consecutive trading days | $ / shares		$ 6.75
Number of trading day considered for calculation of closing price limit of common stock for conversion		20 days
Daily dollar trading volume of common stock limit for conversion of stock		$ 2,000,000
Dividend rate		8.00%
Preferred stock, dividend accrued rate per annum		15.00%
Loss upon issuance								11,088,997
Cash payable to investors			$ 2,047,582		$ 1,144,582	$ 1,144,582		2,047,582
Stated value of the Series A Preferred Shares			1,726,352		965,006	965,006		1,726,352
Accrued dividends payable			187,277		$ 104,693	104,693		187,277
Cash premium						$ 74,883		$ 133,955
Number of stock redeemed | shares					3,000	8,983		2,930
Amount of stock redeemed for cash					$ 2,389,478	$ 5,089,417		$ 1,998,901
Percentage of deferred premium installment						125.00%
Amount of penalty premiums					$ 598,336	$ 598,336
Number of common stock issued upon conversion | shares					580,348	6,563,523		822,112
Value of common stock issued for conversion					$ 232,143	$ 6,586,033		$ 1,195,745
Series A Preferred Stock | Subsequent Events
Private Placement
Initial conversion price | $ / shares											$ 2.25
Series A Preferred Stock | Embedded derivative instrument
Private Placement
Fair value of the bifurcated embedded derivative		$ 6,140,000	$ 6,140,000					6,140,000
Total discount upon issuance								15,000,000
Difference between the gross proceeds and the allocated residual fair value of embedded derivative								$ 8,860,003
Purchase Agreement | Private Placement
Private Placement
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Proceeds from Private Placement, net of transactions costs	$ 13,740,003
Purchase Agreement | Series A Preferred Stock
Private Placement
Initial conversion price | $ / shares		$ 2.25	$ 2.25		$ 2.25	$ 2.25		$ 2.25
Purchase Agreement | Series A Preferred Stock | Private Placement
Private Placement
Aggregate shares agreed to sell | shares		15,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001
Preferred stock, stated value | $ / shares		$ 1,000
Maximum shares issuable upon conversion | shares		6,666,668
Warrants to purchase shares of common stock | shares		6,666,668
Exercise price of warrants | $ / shares		$ 2.25
Registration rights agreement
Private Placement
Percentage of conversion shares and warrant shares required to file for resale		200.00%
Threshold number of calendar days for filing resale								30 days